Balance Sheet Components - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment	$ 14,335	$ 13,583
Less accumulated depreciation and amortization	(9,541)	(7,747)
Property and equipment, net	4,794	5,836
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment	7,052	7,052
Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment	6,881	6,084
Furniture And Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment	309	310
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment	$ 93	$ 137